MEMORANDUM OF CHANGES

                      VAN KAMPEN UNIT TRUSTS, SERIES 1179


   The Prospectus filed with Post-Effective Amendment No. 1 of the Registration Statement on Form S-6 has been revised to reflect information regarding the deposit of Van Kampen Unit Trusts, Series 1179 on January 12, 2012. An effort has been made to set forth below each of the substantive changes and also to reflect the same by blacklining the marked counterparts of the Prospectus submitted with the Post- Effective Amendment.

     Hypothetical Strategy Performance. Hypothetical total returns for the particular portfolio strategy stocks and actual total returns for the specified indexes being used for comparison purposes together with relevant disclosures have been added immediately following the Fee Table and Essential Information page for each of the five portfolios.

     Notes to Hypothetical Performance Tables. Additional information about the total return calculations for all of the portfolios added just prior to the Notes to Portfolios.

     Back Cover Table of Contents. Table of Contents updated to reflect the additional information described above.